UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 1999

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):  [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Burroughs & Hutchinson, Inc.
Address:           702 W. Idaho  Suite 810     Mailing: P.O. Box 1676
		       Boise, ID 83702                      Boise, ID 87701

For 13F File Number 28-7788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Jill Timm
Title:             Operations Manager
Phone:             (208-343-7556

Signature, Place, and Date of Signing:

                 Jill Timm      Boise, Idaho    08/03/99

Omits holdings under 10,000 shares and $200,000 market value.

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                          Form 13F INFORMATION TABLE

                TITLE OF              VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER     CLASS     CUSIP    (X$1000) PRN AMT PRN CALL DSCRETIN MGRS  SOLE  SHRD  NONE

Abbott Labs          Com     002824100  2,703   59,570  SH         SOLE    NONE   100%
Albertson's          Com     013104104  2,590   50,228  SH         SOLE    NONE   100%
American Express     Com     025816109    758    5,824  SH         SOLE    NONE   100%
American Intl. Grou  Com     026874107  1,387   11,832  SH         SOLE    NONE   100%
American Standard C  Com     029712106  2,419   50,400  SH         SOLE    NONE   100%
American Tel. & Tel  Com     001957109  1,175   21,055  SH         SOLE    NONE   100%
Amgen Inc            Com     031162100    712   11,700  SH         SOLE    NONE   100%
Anadarko Petroleum   Com     032511107  1,808   49,125  SH         SOLE    NONE   100%
Arctic Cat Inc       Com     039670104    148   16,600  SH         SOLE    NONE   100%
Asia Tigers Fund     Mutual  04516T105    265   27,944  SH         SOLE    NONE   100%
Bank One             Com     06423A103  1,135   19,050  SH         SOLE    NONE   100%
Bank of America Cor  Com     060505104  3,600   49,107  SH         SOLE    NONE   100%
Bear Stearns Co.     Com     073902108  1,200   25,677  SH         SOLE    NONE   100%
Biomet, Inc.         Com     090613100    763   19,200  SH         SOLE    NONE   100%
Blding Material Hld  Com     120113105    208   18,100  SH         SOLE    NONE   100%
Canadian Pacific Lt  Com     135923100  1,026   43,083  SH         SOLE    NONE   100%
Chase Manhattan      Com     16161A108  3,964   45,831  SH         SOLE    NONE   100%
Chubb Corp.          Com     171232101  1,224   17,614  SH         SOLE    NONE   100%
Cisco Systems Inc    Com     17275R102  1,491   23,134  SH         SOLE    NONE   100%
Citigroup            Com     171196101  3,394   71,460  SH         SOLE    NONE   100%
Clayton Homes        Com     184190106  2,630  229,910  SH         SOLE    NONE   100%
Comcast Class A Spl  Com     200300200  4,033  104,930  SH         SOLE    NONE   100%
Computer Sciences    Com     205363104  3,549   51,300  SH         SOLE    NONE   100%
Compuware            Com     205638109  2,321   72,950  SH         SOLE    NONE   100%
Corvel Corp          Com     221006109    258   12,000  SH         SOLE    NONE   100%
Covance              Com     222816100  2,712  113,300  SH         SOLE    NONE   100%
Dress Barn           Com     261570105    699   43,700  SH         SOLE    NONE   100%
Epicor Software      Com     29426L108    324   43,500  SH         SOLE    NONE   100%
Expeditors Inc       Com     302130109  2,310   84,800  SH         SOLE    NONE   100%
Fannie Mae           Com     313586109  1,860   27,250  SH         SOLE    NONE   100%
First Data Corp      Com     319963104  2,787   56,950  SH         SOLE    NONE   100%
Fleet Financial      Com     338915101    311    7,018  SH         SOLE    NONE   100%
Food Lion Inc B      Com     344775101  2,185  189,013  SH         SOLE    NONE   100%
General Electric     Com     369604103  3,215   28,450  SH         SOLE    NONE   100%
General Motors       Com     370442105    723   10,949  SH         SOLE    NONE   100%
HEALTHSOUTH          Com     421924101  1,141   76,697  SH         SOLE    NONE   100%
Halliburton Co       Com     406216101  2,021   44,658  SH         SOLE    NONE   100%
Helen of Troy Ltd.   Com     G4338N106    382   21,300  SH         SOLE    NONE   100%
Hewlett - Packard    Com     428236103  3,551   35,338  SH         SOLE    NONE   100%
Home Depot           Com     437076102    912   14,160  SH         SOLE    NONE   100%
IMC Global           Com     449669100    268   15,450  SH         SOLE    NONE   100%
Int'l Business Mach  Com     459200101  4,810   37,215  SH         SOLE    NONE   100%
Int'l Paper          Com     460146103    361    7,175  SH         SOLE    NONE   100%
Intel Corp.          Com     458140100    303    5,100  SH         SOLE    NONE   100%
K Mart               Com     482584109  1,711  103,685  SH         SOLE    NONE   100%
Latin America Inv Fd Mutual  518279104    266   23,619  SH         SOLE    NONE   100%
Lehman Brothers      Com     524908100  1,228   19,759  SH         SOLE    NONE   100%
Liberty Media Group  Com     001957208  1,214   33,029  SH         SOLE    NONE   100%
Lilly (Eli) & Co.    Com     532457108    301    4,200  SH         SOLE    NONE   100%
MCI WorldCom         Com     55268B106  2,319   26,947  SH         SOLE    NONE   100%
Masco Corp.          Com     574599106  1,062   36,775  SH         SOLE    NONE   100%
MediaOne Group       Com     58440J104  3,265   43,895  SH         SOLE    NONE   100%
Men's Warehouse      Com     587118100    668   26,200  SH         SOLE    NONE   100%
Merck & Co.          Com     589331107  4,230   57,457  SH         SOLE    NONE   100%
Merrill Lynch Inc.   Com     590188108  2,465   31,000  SH         SOLE    NONE   100%
Morgan Stan. Emg Mk  Mutual  61744G107    191   16,334  SH         SOLE    NONE   100%
Nabors Inds Inc      Com     629568106  2,111   86,600  SH         SOLE    NONE   100%
Nova Corp            Com     669784100  2,359   94,350  SH         SOLE    NONE   100%
Olsten Corp          Com     681385100    476   75,400  SH         SOLE    NONE   100%
Oracle Systems       Com     68389X105  2,623   70,650  SH         SOLE    NONE   100%
Pepsico Inc.         Com     713448108  1,731   44,750  SH         SOLE    NONE   100%
Potash Corp          Com     73755L107    483    9,335  SH         SOLE    NONE   100%
Procter & Gamble     Com     742718109  2,105   23,584  SH         SOLE    NONE   100%
Redhook Ale Brewery  Com     757473103    116   30,270  SH         SOLE    NONE   100%
Royal Dutch Petrol   Com     780257804  1,097   18,214  SH         SOLE    NONE   100%
S P D R Trust Unit   Unit Tr 78462F103    906    6,615  SH         SOLE    NONE   100%
Schlumberger Ltd     Com     806857108    309    4,850  SH         SOLE    NONE   100%
St. John Knits       Com     790289102  2,662   91,000  SH         SOLE    NONE   100%
St. Jude Medical     Com     790849103  1,717   48,200  SH         SOLE    NONE   100%
Sun Microsystems     Com     866810104  2,171   31,525  SH         SOLE    NONE   100%
Sungard Data System  Com     867363103  3,124   90,550  SH         SOLE    NONE   100%
TJ International     Com     872534102    626   20,200  SH         SOLE    NONE   100%
TJX Companies Inc    Com     872540109    240    7,200  SH         SOLE    NONE   100%
Telefonica De Espan  Com     879382208    398    2,707  SH         SOLE    NONE   100%
Telxon Inc.          Com     879700102    361   45,450  SH         SOLE    NONE   100%
Texaco Inc.          Com     881694103  1,385   22,210  SH         SOLE    NONE   100%
Time Warner          Com     887315109    672    9,250  SH         SOLE    NONE   100%
Transaction Sys Arch Com     893416107    810   20,775  SH         SOLE    NONE   100%
Tyco Intl Ltd        Com     902124106  1,497   15,800  SH         SOLE    NONE   100%
U.S. Bancorp         Com     902973106    305    9,151  SH         SOLE    NONE   100%
Ventas               Com     92276F100  1,536  285,775  SH         SOLE    NONE   100%
Vitro Sociedo SA AD  Com     928502301     91   17,700  SH         SOLE    NONE   100%
Warner Lambert       Com     934488107  3,221   46,600  SH         SOLE    NONE   100%
Watson Pharm.        Com     942683103  2,107   60,100  SH         SOLE    NONE   100%
Wells Fargo          Com     949746101  1,291   30,200  SH         SOLE    NONE   100%
Werner Industries    Com     950755108    322   15,500  SH         SOLE    NONE   100%
Willamette Indus     Com     969133107    253    5,500  SH         SOLE    NONE   100%
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